Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	X-Square Balanced Fund, LLC
Entity Central Index Key	0001763143
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000210871
Shareholder Report [Line Items]
Fund Name	X-SQUARE BALANCED FUND
Class Name	Class A
Trading Symbol	SQBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about X- Square Balanced Fund - A for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://xsquarecapital.com/. You can also request this information by contacting us at 1-787-282-1621.
Additional Information Phone Number	1-787-282-1621
Additional Information Website	https://xsquarecapital.com/
Expenses [Text Block]

What were the Fund's cost for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
X- Square Balanced Fund - A	$274	2.66%

Expenses Paid, Amount	$ 274
Expense Ratio, Percent	2.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The X-Square Balanced Fund (the “Fund”) registered net gains during the fiscal year ended December 31, 2024 while the 60/40 benchmark portfolio (S&P 500 Index with the Bloomberg US Aggregate Bond Index) gained 15.51% for the period. Although the year was great for most risk assets, bouts of volatility, especially during summer, rippled throughout markets on a global scale. All three main indices in the U.S., the S&P500 Index (“SPX”), the Nasdaq Composite Index (“Nasdaq”), and the Dow Jones Industrial Average Index (“Dow”) delivered double-digit gains. The Federal reserve (the “Fed”) delivered its first-rate cuts since 2020, after decades of the most aggressive tightening campaign. As the new government begins implementing new policy, markets will adjust and discount those into the future. One of the most controversial tools being discussed are the tariffs, which market participants are trying to figure out how these might impact inflation. We expect 2025 to be a positive year for both equities and bonds should the consumer keep its resiliency and inflation resumes its downtrend.

Line Graph [Table Text Block]
	Class A - NAV - $14,632	Class A - Load - $14,082	S&P 500 Total Return Index - $34,254	60% S&P 500 and 40% Bloomberg US Aggregate - $22,651
12/31/24	$14,632	$14,082	$20,830	$15,673
6/30/24	$13,788	$13,270	$19,209	$14,808
12/31/23	$12,983	$12,496	$16,662	$13,623
6/30/23	$12,044	$11,592	$15,422	$12,829
12/31/22	$11,310	$10,886	$13,193	$11,578
6/30/22	$10,960	$10,549	$12,896	$11,533
12/31/21	$12,691	$12,215	$16,111	$13,748
6/30/21	$12,570	$12,098	$14,427	$12,849
12/31/20	$11,610	$11,174	$12,518	$11,866
6/30/20	$10,250	$9,865	$10,247	$10,445
12/31/19	$10,370	$9,981	$10,573	$10,343
11/1/19	$10,000	$9,625	$10,000	$10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

X-Square Balanced Fund	1 Year	5 Year	Since Inception
Class A - NAV (Incep. November 1, 2019)	12.70%	7.13%	7.65%
Class A - Load	8.47%	6.32%	6.85%
S&P 500 Total Return Index	25.02%	14.53%	15.27%
60% S&P 500 and 40% Bloomberg US Aggregate	15.04%	8.67%	9.09%

Performance Inception Date	Nov. 01, 2019
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 60,177,441
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 535,596
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$60,177,441 # of Portfolio Holdings79 Portfolio Turnover Rate 20% Advisory Fees Paid$535,596
Holdings [Text Block]

MATURITY WEIGHTINGS (as of % Net Assets)

Value	Value
1-3 Years	0.07%
5-10 Years	2.43%
No Maturity	4.31%
> 10 Years	26.59%

Largest Holdings [Text Block]

TOP 10 HOLDINGS (as of % Net Assets)

Top 10	Top 10
Ginnie Mae II Pool, 2.00%, 08/20/2051	6.57%
Ginnie Mae II Pool, 2.00%, 10/20/2051	6.42%
Ginnie Mae II Pool, 2.00%, 11/20/2051	5.71%
Ginnie Mae II Pool, 2.00%, 12/20/2051	3.14%
U.S. Treasury Bond, 2.75%, 08/15/2032	2.43%
Ginnie Mae II Pool, 2.50%, 10/20/2051	2.42%
Ginnie Mae II Pool, 2.50%, 03/20/2050	2.33%
United States Treasury Bill, 0.56%, 01/09/2025	2.32%
Walmart, Inc.	2.20%
AppLovin Corp.	2.10%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.
Accountant Change Disagreements [Text Block]

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.
C000210872
Shareholder Report [Line Items]
Fund Name	X-SQUARE BALANCED FUND
Class Name	Class C
Trading Symbol	SQCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about X- Square Balanced Fund - C for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://xsquarecapital.com/. You can also request this information by contacting us at 1-787-282-1621.
Additional Information Phone Number	1-787-282-1621
Additional Information Website	https://xsquarecapital.com/
Expenses [Text Block]

What were the Fund's cost for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
X- Square Balanced Fund - C	$360	3.50%

Expenses Paid, Amount	$ 360
Expense Ratio, Percent	3.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The X-Square Balanced Fund (the “Fund”) registered net gains during the fiscal year ended December 31, 2024 while the 60/40 benchmark portfolio (S&P 500 Index with the Bloomberg US Aggregate Bond Index) gained 15.51% for the period. Although the year was great for most risk assets, bouts of volatility, especially during summer, rippled throughout markets on a global scale. All three main indices in the U.S., the S&P500 Index (“SPX”), the Nasdaq Composite Index (“Nasdaq”), and the Dow Jones Industrial Average Index (“Dow”) delivered double-digit gains. The Federal reserve (the “Fed”) delivered its first-rate cuts since 2020, after decades of the most aggressive tightening campaign. As the new government begins implementing new policy, markets will adjust and discount those into the future. One of the most controversial tools being discussed are the tariffs, which market participants are trying to figure out how these might impact inflation. We expect 2025 to be a positive year for both equities and bonds should the consumer keep its resiliency and inflation resumes its downtrend.

Line Graph [Table Text Block]
	Class C - NAV - $14,056	Class C - Load - $14,056	S&P 500 Total Return Index - $34,254	60% S&P 500 and 40% Bloomberg US Aggregate - $22,651
12/31/24	$14,056	$14,056	$20,830	$15,673
6/30/24	$13,308	$13,308	$19,209	$14,808
12/31/23	$12,587	$12,587	$16,662	$13,623
6/30/23	$11,720	$11,720	$15,422	$12,829
12/31/22	$11,038	$11,038	$13,193	$11,578
6/30/22	$10,739	$10,739	$12,896	$11,533
12/31/21	$12,481	$12,481	$16,111	$13,748
6/30/21	$12,410	$12,410	$14,427	$12,849
12/31/20	$11,500	$11,500	$12,518	$11,866
6/30/20	$10,190	$10,190	$10,247	$10,445
12/31/19	$10,350	$10,350	$10,573	$10,343
11/1/19	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

X-Square Balanced Fund	1 Year	5 Year	Since Inception
Class C - NAV (Incep. November 1, 2019)	11.68%	6.31%	6.82%
Class C - Load	10.68%	6.31%	6.82%
S&P 500 Total Return Index	25.02%	14.53%	15.27%
60% S&P 500 and 40% Bloomberg US Aggregate	15.04%	8.67%	9.09%

Performance Inception Date	Nov. 01, 2019
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 60,177,441
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 535,596
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$60,177,441 # of Portfolio Holdings79 Portfolio Turnover Rate 20% Advisory Fees Paid$535,596
Holdings [Text Block]

MATURITY WEIGHTINGS (as of % Net Assets)

Value	Value
1-3 Years	0.07%
5-10 Years	2.43%
No Maturity	4.31%
> 10 Years	26.59%

Largest Holdings [Text Block]

TOP 10 HOLDINGS (as of % Net Assets)

Top 10	Top 10
Ginnie Mae II Pool, 2.00%, 08/20/2051	6.57%
Ginnie Mae II Pool, 2.00%, 10/20/2051	6.42%
Ginnie Mae II Pool, 2.00%, 11/20/2051	5.71%
Ginnie Mae II Pool, 2.00%, 12/20/2051	3.14%
U.S. Treasury Bond, 2.75%, 08/15/2032	2.43%
Ginnie Mae II Pool, 2.50%, 10/20/2051	2.42%
Ginnie Mae II Pool, 2.50%, 03/20/2050	2.33%
United States Treasury Bill, 0.56%, 01/09/2025	2.32%
Walmart, Inc.	2.20%
AppLovin Corp.	2.10%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.
Accountant Change Disagreements [Text Block]

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.
C000210870
Shareholder Report [Line Items]
Fund Name	X-SQUARE BALANCED FUND
Class Name	Institutional
Trading Symbol	SQBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about X- Square Balanced Fund - Institutional for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://xsquarecapital.com/. You can also request this information by contacting us at 1-787-282-1621.
Additional Information Phone Number	1-787-282-1621
Additional Information Website	https://xsquarecapital.com/
Expenses [Text Block]

What were the Fund's cost for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
X- Square Balanced Fund - Institutional	$247	2.39%

Expenses Paid, Amount	$ 247
Expense Ratio, Percent	2.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The X-Square Balanced Fund (the “Fund”) registered net gains during the fiscal year ended December 31, 2024 while the 60/40 benchmark portfolio (S&P 500 Index with the Bloomberg US Aggregate Bond Index) gained 15.51% for the period. Although the year was great for most risk assets, bouts of volatility, especially during summer, rippled throughout markets on a global scale. All three main indices in the U.S., the S&P500 Index (“SPX”), the Nasdaq Composite Index (“Nasdaq”), and the Dow Jones Industrial Average Index (“Dow”) delivered double-digit gains. The Federal reserve (the “Fed”) delivered its first-rate cuts since 2020, after decades of the most aggressive tightening campaign. As the new government begins implementing new policy, markets will adjust and discount those into the future. One of the most controversial tools being discussed are the tariffs, which market participants are trying to figure out how these might impact inflation. We expect 2025 to be a positive year for both equities and bonds should the consumer keep its resiliency and inflation resumes its downtrend.

Line Graph [Table Text Block]
	Institutional - $14,827	S&P 500 Total Return Index - $34,254	60% S&P 500 and 40% Bloomberg US Aggregate - $22,651
12/31/24	$14,827	$20,830	$15,673
6/30/24	$13,951	$19,209	$14,808
12/31/23	$13,126	$16,662	$13,623
6/30/23	$12,155	$15,422	$12,829
12/31/22	$11,401	$13,193	$11,578
6/30/22	$11,031	$12,896	$11,533
12/31/21	$12,761	$16,111	$13,748
6/30/21	$12,620	$14,427	$12,849
12/31/20	$11,650	$12,518	$11,866
6/30/20	$10,270	$10,247	$10,445
12/31/19	$10,370	$10,573	$10,343
11/1/19	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

X-Square Balanced Fund	1 Year	5 Year	Since Inception
Institutional (Incep. November 1, 2019)	12.96%	7.41%	7.92%
S&P 500 Total Return Index	25.02%	14.53%	15.27%
60% S&P 500 and 40% Bloomberg US Aggregate	15.04%	8.67%	9.09%

Performance Inception Date	Nov. 01, 2019
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 60,177,441
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 535,596
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$60,177,441 # of Portfolio Holdings79 Portfolio Turnover Rate 20% Advisory Fees Paid$535,596
Holdings [Text Block]

MATURITY WEIGHTINGS (as of % Net Assets)

Value	Value
1-3 Years	0.07%
5-10 Years	2.43%
No Maturity	4.31%
> 10 Years	26.59%

Largest Holdings [Text Block]

TOP 10 HOLDINGS (as of % Net Assets)

Top 10	Top 10
Ginnie Mae II Pool, 2.00%, 08/20/2051	6.57%
Ginnie Mae II Pool, 2.00%, 10/20/2051	6.42%
Ginnie Mae II Pool, 2.00%, 11/20/2051	5.71%
Ginnie Mae II Pool, 2.00%, 12/20/2051	3.14%
U.S. Treasury Bond, 2.75%, 08/15/2032	2.43%
Ginnie Mae II Pool, 2.50%, 10/20/2051	2.42%
Ginnie Mae II Pool, 2.50%, 03/20/2050	2.33%
United States Treasury Bill, 0.56%, 01/09/2025	2.32%
Walmart, Inc.	2.20%
AppLovin Corp.	2.10%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.
Accountant Change Disagreements [Text Block]

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.